CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Huang CNY	Series A Convertible Preferred Shares CNY	Series B Convertible Preferred Shares CNY	Series C Convertible Preferred Shares CNY	Series D Convertible Preferred Shares CNY	Ordinary shares CNY	Ordinary shares Series A Convertible Preferred Shares CNY	Ordinary shares Series B Convertible Preferred Shares CNY	Ordinary shares Series C Convertible Preferred Shares CNY	Ordinary shares Series D Convertible Preferred Shares CNY	Additional paid-in capital CNY	Additional paid-in capital Huang CNY	Additional paid-in capital Series A Convertible Preferred Shares CNY	Additional paid-in capital Series B Convertible Preferred Shares CNY	Additional paid-in capital Series C Convertible Preferred Shares CNY	Additional paid-in capital Series D Convertible Preferred Shares CNY	Statutory reserves CNY	Warrants CNY	Retained Earnings (Accumulated deficit) CNY	Accumulated other comprehensive Income (deficit) CNY	Non-controlling Interest CNY
Balance at Dec. 31, 2009		801,162		14,283	96,667			35					616,473						34,155	2,737	(42,996)	23,793	56,475
Balance (in shares) at Dec. 31, 2009				12,900,000	17,745,522			44,999,663
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on IPO		422,913						10					422,903
Issuance of ordinary shares on IPO (in shares)								16,221,568
Exercise of warrants								1					2,736							(2,737)
Exercise of warrants (in shares)								590,193
Conversion of preferred shares				(14,283)	(96,667)	579,490	792,502		9	12	16	18			14,274	96,655	579,474	792,484
Conversion of preferred shares (in shares)				(12,900,000)	(17,745,522)				12,900,000	17,745,522	23,387,381	26,722,649
Share-based compensation		34,214											34,214
Expenses related to IPO		3,474											3,474
Appropriation to statutory reserves		71,759																	37,604		(37,604)
Preferred shares redemption value accretion		(94,209)											(99,449)								5,240
Capital injection to Taishidian Holding from minority shareholders		900																					900
Foreign currency translation adjustment		(19,612)																				(19,612)
Net income		211,699																			216,032		(4,333)
Balance at Dec. 31, 2010		2,732,993						101					2,463,238						71,759		140,672	4,181	53,042
Balance (in shares) at Dec. 31, 2010								142,566,976
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on exercise of options		2,796						1					2,795
Issuance of ordinary shares on exercise of options (in shares)								1,914,088
Non-controlling interests from acquisitions of subsidiaries		6,805																					6,805
Share-based compensation		33,348											32,129							1,219
Appropriation to statutory reserves		122,199																	50,440		(50,440)
Foreign currency translation adjustment		(31,724)																				(31,724)
Cumulative foreign currency translation adjustment realized upon the disposal of 4 Disposed Businesses		6,026																				6,026
Net income		16,219																			21,185		(4,966)
Balance at Dec. 31, 2011		2,766,463						102					2,498,162						122,199	1,219	111,417	(21,517)	54,881
Balance (in shares) at Dec. 31, 2011								144,481,064
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on exercise of options		7,752						1					7,751
Issuance of ordinary shares on exercise of options (in shares)								1,494,420
Non-controlling interests from acquisitions of subsidiaries		183,677											(102,036)										285,713
Share-based compensation		34,971	60,206										34,971	60,206
Reclassification of warrants to share options													1,219							(1,219)
Appropriation to statutory reserves		116,406																	2,147		(2,147)
Foreign currency translation adjustment		(3,357)																				(3,357)
Disposal of subsidiaries		7,758																	(7,940)		7,940	7,758
Net income	(268,616)	(1,673,515)																			(1,621,166)		(52,349)
Balance at Dec. 31, 2012	$ 222,140	1,383,955						103					2,500,273						116,406		(1,503,956)	(17,116)	288,245
Balance (in shares) at Dec. 31, 2012								145,975,484